Consolidated Statements of Changes in Equity shares in Millions, $ in Millions, $ in Millions	TWD ($)	USD ($)	Capital Stock - Common Stock [member] TWD ($) shares	Capital Stock - Common Stock [member] USD ($) shares	Capital Surplus [member] TWD ($)	Capital Surplus [member] USD ($)	Retained Earnings - Legal Capital Reserve [Member] TWD ($)	Retained Earnings - Legal Capital Reserve [Member] USD ($)	Retained Earnings - Unappropriated Earnings [Member] TWD ($)	Retained Earnings - Unappropriated Earnings [Member] USD ($)	Retained Earnings [member] TWD ($)	Retained Earnings [member] USD ($)	Others - Foreign Currency Translation Reserve [member] TWD ($)	Others - Foreign Currency Translation Reserve [member] USD ($)	Others - Unrealized Gain/Loss from Available-for-sale Financial Assets [member] TWD ($)	Others - Unrealized Gain/Loss from Available-for-sale Financial Assets [member] USD ($)	Others - Cash Flow Hedges Reserve [member] TWD ($)	Others - Cash Flow Hedges Reserve [member] USD ($)	Others - Unearned Stock-Based Employee Compensation [member] TWD ($)	Others - Unearned Stock-Based Employee Compensation [member] USD ($)	Others - Total [Member] TWD ($)	Others - Total [Member] USD ($)	Total Equity Attributable to Shareholders of the Parent [Member] TWD ($)	Total Equity Attributable to Shareholders of the Parent [Member] USD ($)	Non-controlling Interests [Member] TWD ($)	Non-controlling Interests [Member] USD ($)
Beginning balance at Dec. 31, 2014	$ 1,022,360.7		$ 259,296.6		$ 55,963.4		$ 151,250.7		$ 529,973.5		$ 681,224.2		$ 4,502.1		$ 21,247.5		$ (0.3)				$ 25,749.3		$ 1,022,233.5		$ 127.2
Beginning balance, shares at Dec. 31, 2014 | shares			25,929.6	25,929.6
Legal capital reserve							26,389.9		(26,389.9)
Cash dividends to shareholders-NT$4.5, NT$6 and NT$7 per share for the years ended December 31, 2015, 2016 and 2017	(116,683.5)								(116,683.5)		(116,683.5)												(116,683.5)
Total	(116,683.5)						26,389.9		(143,073.4)		(116,683.5)												(116,683.5)
Net income(loss)	302,832.9								302,850.9		302,850.9												302,850.9		(18.0)
Other comprehensive income (loss), net of income tax	(14,714.2)								(730.9)		(730.9)		6,537.8		(20,512.7)		(0.3)				(13,975.2)		(14,706.1)		(8.1)
Total comprehensive income (loss)	288,118.7								302,120.0		302,120.0		6,537.8		(20,512.7)		(0.3)				(13,975.2)		288,144.8		(26.1)
Issuance of stock from exercise of employee stock options	138.2		$ 7.2		131.0																		138.2
Issuance of stock from exercise of employee stock options, shares | shares			0.7	0.7
Disposal of investments accounted for using equity method	(47.9)				(47.9)																		(47.9)
Adjustments to share of changes in equities of associates and joint venture	253.0				257.2																		257.2		(4.2)
From differences between equity purchase price and carrying amount arising from actual acquisition or disposal of subsidiaries									(31.1)		(31.1)												(31.1)		31.1
From share of changes in equities of subsidiaries					(3.5)																		(3.5)		3.5
Decrease in non-controlling interests	(50.2)																								(50.2)
Effect of acquisition of subsidiary	923.7																								923.7
Effect of disposal of subsidiary	(42.6)																								(42.6)
Ending balance at Dec. 31, 2015	1,194,970.1		$ 259,303.8		56,300.2		177,640.6		688,989.0		866,629.6		11,039.9		734.8		(0.6)				11,774.1		1,194,007.7		962.4
Ending balance, shares at Dec. 31, 2015 | shares			25,930.3	25,930.3
Legal capital reserve							30,657.4		(30,657.4)
Cash dividends to shareholders-NT$4.5, NT$6 and NT$7 per share for the years ended December 31, 2015, 2016 and 2017	(155,582.3)								(155,582.3)		(155,582.3)												(155,582.3)
Total	(155,582.3)						30,657.4		(186,239.7)		(155,582.3)												(155,582.3)
Net income(loss)	331,797.3								331,713.7		331,713.7												331,713.7		83.6
Other comprehensive income (loss), net of income tax	(11,067.2)								(950.3)		(950.3)		(9,378.7)		(732.2)		0.7				(10,110.2)		(11,060.5)		(6.7)
Total comprehensive income (loss)	320,730.1								330,763.4		330,763.4		(9,378.7)		(732.2)		0.7				(10,110.2)		320,653.2		76.9
Disposal of investments accounted for using equity method	(56.1)				(56.1)																		(56.1)
Adjustments to share of changes in equities of associates and joint venture	21.2				21.2																		21.2
From share of changes in equities of subsidiaries					7.0																		7.0		(7.0)
Decrease in non-controlling interests	(235.2)																								(235.2)
Effect of disposal of subsidiary	(2.0)																								(2.0)
Ending balance at Dec. 31, 2016	1,359,845.8		$ 259,303.8		56,272.3		208,298.0		833,512.7		1,041,810.7		1,661.2		2.6		0.1				1,663.9		1,359,050.7		795.1
Ending balance, shares at Dec. 31, 2016 | shares			25,930.3	25,930.3
Legal capital reserve							33,424.7		(33,424.7)
Cash dividends to shareholders-NT$4.5, NT$6 and NT$7 per share for the years ended December 31, 2015, 2016 and 2017	(181,512.7)								(181,512.7)		(181,512.7)												(181,512.7)
Total	(181,512.7)						33,424.7		(214,937.4)		(181,512.7)												(181,512.7)
Net income(loss)	345,039.0	$ 11,641.0							344,998.3		344,998.3												344,998.3		40.7
Other comprehensive income (loss), net of income tax	(28,821.6)	(972.4)							(245.0)		(245.0)		(28,358.9)		(216.7)		4.1				(28,571.5)		(28,816.5)		(5.1)
Total comprehensive income (loss)	316,217.4	10,668.6							344,753.3		344,753.3		(28,358.9)		(216.7)		4.1				(28,571.5)		316,181.8		35.6
Adjustments to share of changes in equities of associates and joint venture	(3.2)				7.1														$ (10.3)		(10.3)		(3.2)
From share of changes in equities of subsidiaries					11.0																		11.0		(11.0)
Donation from shareholders	20.9				19.2																		19.2		1.7
Decrease in non-controlling interests	(113.7)																								(113.7)
Effect of disposal of subsidiary	(8.0)																								(8.0)
Ending balance at Dec. 31, 2017	$ 1,494,446.5	$ 50,419.9	$ 259,303.8	$ 8,748.4	$ 56,309.6	$ 1,899.8	$ 241,722.7	$ 8,155.3	$ 963,328.6	$ 32,501.0	$ 1,205,051.3	$ 40,656.3	$ (26,697.7)	$ (900.7)	$ (214.1)	$ (7.2)	$ 4.2	$ 0.1	$ (10.3)	$ (0.4)	$ (26,917.9)	$ (908.2)	$ 1,493,746.8	$ 50,396.3	$ 699.7	$ 23.6
Ending balance, shares at Dec. 31, 2017 | shares			25,930.3	25,930.3